Mar. 31, 2022
Delaware Sustainable Equity Income Fund
What is the Fund’s investment objective?
Delaware Sustainable Equity Income Fund seeks long-term growth of capital and current income.
What are the Fund’s fees and expenses?

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other frees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in Transaction Funds. More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder fees (fees paid directly from your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the applicable expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 29%  of the average value of its portfolio.

What are the Fund’s principal investment strategies?

Delaware Sustainable Equity Income Fund seeks to achieve its investment objective by investing its assets primarily in companies that meet the Fund’s sustainable investment criteria, and that the Manager believes have investment profiles that are similar to representative companies of the Russell 1000 Value Index. The Index, which is constructed and maintained by FTSE Russell, is designed to measure the performance of the large-cap value segment of the US equity universe.  It includes those Russell 1000 companies with relatively lower price-to-book ratios, lower medium-term growth forecast, and lower sales per share historical growth. The Fund seeks to achieve a dividend yield in excess of its benchmark.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that meet the Fund’s sustainable investment criteria. In seeking investments in sustainable companies, the Fund identifies companies that have been classified as positively aligned in some manner toward the Sustainable Development Goals (SDGs) of the United Nations (UN) and excludes companies from investment that it believes are detrimental to these goals. SDGs are a list of 17 global goals adopted by the UN General Assembly that are intended to produce positive environmental, social and economic impacts. These global goals include the following areas: no poverty; zero hunger; good health and well-being; quality education; gender equality; clean water and sanitation; affordable and clean energy; decent work and economic growth; industries, innovation and infrastructure; reduced inequalities; sustainable cities and communities; responsible consumption and production; climate action; life below water; life on land; peace, justice and strong institutions; and partnerships for the goals. While the Manager identifies and selects the data points it deems relevant to these goals, metrics relating to the 150+ data points will be obtained from external parties.  Sources of such metrics may include providers such as Sustainalytics, MSCI, FactSet, Rep Risk, as well as a number of non-profit and non-governmental organizations. These data providers help to identify a company’s sustainable products and services, revenue exposure by geography and sector, and provide assessments of a company’s sustainability actions and practices, each of which helps to identify companies that are aligned with the SDG global goals.

Alignment with the UN SDGs is determined by the Manager through the utilization of its proprietary database. The Manager’s UN SDG database and scoring system is a repository of over 150+ data points from various sources, with each datapoint serving to identify a company’s products, services and/or actions as aligned to one of the 17 SDGs. The Fund’s investment process includes metrics that may prevent it from investing in specific industries that are associated with practices that are not consistent with the SDGs. Our harm metrics explicitly exclude industries involved in alcohol, gambling, tobacco, weapons, coal, oil sands, and adult entertainment. This aspect of the investment process could have a negative effect on the Fund’s performance during periods when those industries are favored by investors.

Data points within the Manager’s UN SDG database are assigned a score based on the perceived relative importance of the metric, and every company in the database receives a cumulative score.  Companies in the UN SDG database that obtain a cumulative SDG alignment score above a certain minimum threshold are determined to be suitable for investment by the Manager.  Companies with a score below the threshold are excluded from investment in the Fund.

The Manager may permit its affiliates, Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited, to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Large-capitalization company risk — Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations. This potentially lower risk means that the Fund’s share price may not rise as much as the share prices of funds that focus on smaller-capitalization companies.

Sustainability risk — Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the Fund investing in certain types of companies, industries or sectors that the market may not favor.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

Industry and sector risk — The risk that the value of securities in a particular industry or sector will decline because of changing expectations for the performance of that industry or sector.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Portfolio turnover risk — High portfolio turnover rates may increase a fund’s transaction costs and lower returns.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

How has Delaware Sustainable Equity Income Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for the periods compare with those of a broad measure of market performance. On April 30, 2021, the Fund became part of Delaware Funds by Macquarie® and Delaware Management Company became the Fund’s investment manager. The returns shown from before April 30, 2021 are from the Fund’s prior investment manager. On August 1, 2022, the Fund repositioned into a sustainable equity income fund. The returns shown are from prior to the repositioning. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.  You may obtain the Fund’s most recently available month-end performance by calling 888 923-3355 or by visiting our website at ivyinvestments.com.

As of June 30, 2022, the Fund’s Class A shares had a calendar year-to-date return of -12.84%. During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.47% for the quarter ended June 30, 2020 , and its lowest quarterly return  was -23.39%  for the quarter ended March 31, 2020 . The maximum Class A sales charge of 2.50%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.